Consolidated Balance Sheets		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Current Assets
Cash and cash equivalents		$ 626,002	¥ 4,247,484	¥ 10,284,108
Restricted cash		629,057	4,268,214	4,245,599
Accounts receivable, net		21,172,511	143,657,605	114,070,587
Prepaid expenses and other current assets, net		3,029,796	20,557,471	6,824,085
Total Current Assets		26,661,861	180,903,390	144,500,795
Deposit of long-term investments		851,130	5,775,000	12,475,000
Long-term investments in equity investee		1,923,374	13,050,283	2,500,000
Property and equipment, net		7,723	52,399	142,887
Intangible assets, net		147,279	999,303	1,539,437
Operating lease right of use assets		374,911	2,543,807	3,976,798
Restricted cash, noncurrent		736,909	5,000,000	5,000,000
Deferred tax assets
Other non-current assets		11,213	76,082	624,653
Total Non-Current Assets		4,052,539	27,496,874	26,258,775
Total Assets		30,714,400	208,400,264	170,759,570
Current Liabilities
Short-term borrowings		5,233,580	35,510,367	21,800,000
Accounts payable		10,593,256	71,876,301	58,610,826
Insurance premium payable		454,723	3,085,340	42,789,314
Income tax payable		11,286	76,575	58,600
Operating lease liabilities, current		265,527	1,801,628	2,078,397
Accrued expenses and other liabilities		3,904,129	26,489,908	12,049,786
Convertible notes		2,849,097	19,331,410	1,709,343
Derivative liabilities		204,423	1,387,028	14,327
Warrant liabilities		49,949	338,912	1,892,623
Total Current Liabilities		27,677,643	187,795,581	144,131,260
Operating lease liabilities, noncurrent		64,050	434,587	1,934,528
Deferred tax liabilities
Total Non-current Liabilities		64,050	434,587	1,934,528
Total Liabilities		27,741,693	188,230,168	146,065,788
Commitments and contingencies
Shareholders’ Equity
Additional paid-in capital		32,533,645	220,744,036	219,416,239
Accumulated deficit		(28,962,929)	(196,516,392)	(193,860,843)
Accumulated other comprehensive loss		(565,663)	(3,838,080)	(884,741)
Non-controlling interests		(35,973)	(244,078)
Total Shareholders’ Equity		2,972,707	20,170,096	24,693,782
Total Liabilities and Shareholders’ Equity		30,714,400	208,400,264	170,759,570
Class A Ordinary Shares
Shareholders’ Equity
Ordinary Shares	[1]	1,828	12,406	10,923
Class B Ordinary Shares
Shareholders’ Equity
Ordinary Shares	[1]	1,799	12,204	12,204
Related Party
Current Assets
Due from related parties		1,204,495	8,172,616	9,076,416
Current Liabilities
Due to related parties		$ 4,111,673	¥ 27,898,112	¥ 3,128,044

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation (Note 13).